SEGMENT REPORTING (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
UNITED STATES | Land and Building [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 99,685	$ 112,713